Environmental Rehabilitation Provision (Schedule of Environmental Rehabilitation Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Environmental Rehabilitation Provision [Abstract]
Environmental Rehabilitation Provision - beginning of period	$ 61,107	$ 65,402
Change in estimate	(9,912)	(3,478)
Liabilities discharged	(742)	(2,613)
Accretion expense	2,072	1,796
Environmental Rehabilitation Provision - end of period	52,525	61,107
Less current portion	(1,276)	(1,693)
Non-current portion	$ 51,249	$ 59,414